Principal Subsidiaries - Summary of Principal Subsidiaries Interests (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
Cemex Colombia, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of interest	99.00%
Cemento Bayano, S.A. [member]
Disclosure of subsidiaries [line items]
Interest held on treasury	0.516%
Percentage of indirectly interest	99.483%
Trinidad Cement Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	74.08%
Caribbean Cement Company Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	79.04%
Other Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	51.00%
Another Subsidiary [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	4.96%
Percentage of indirectly interest	1.00%
Cemex España, S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	49.00%